Restricted Stock Units (Tables)	6 Months Ended
Jun. 30, 2023
Restricted Stock Units
Schedule of Restricted Stock Units

	Number of unvested restricted stock units	Weighted average fair value per award
Balance, December 31, 2021	–	$–
Granted	4,425,062	0.16
Vested	(4,425,062)	0.16
Balance, December 31, 2022	–	–
Granted	3,557,000	0.40
Vested	(3,281,000)	0.40
Balance, June 30, 2023	276,000	0.40